FINANCIAL INSTRUMENTS - Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Fair value of financial assets	$ 7,068	$ 6,021
Fair value of financial liabilities	$ (62,406)	$ (62,047)
Net investment hedges | Interest rate caps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	9,590	8,371
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	2.50%	2.50%
Net investment hedges | Interest rate caps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	500.00%	550.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,130	2,380
Fair value of financial liabilities	$ (50)	$ (112)
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	1.00%
Net investment hedges | Interest rate swaps of US$ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	260.00%	260.00%
Net investment hedges | Interest rate caps of £ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	2,301	3,198
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of £ LIBOR debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	1.00%	2.00%
Net investment hedges | Interest rate caps of £ LIBOR debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	250.00%	250.00%
Net investment hedges | Interest rate caps of £ SONIA debt
Disclosure of detailed information about financial instruments [line items]
Notional	974
Rates	2.00%
Fair value of financial assets	$ 5
Net investment hedges | Interest rate caps of € EURIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	102	119
Rates	1.30%	1.30%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate caps of C$ LIBOR debt
Disclosure of detailed information about financial instruments [line items]
Notional	240	189
Rates	2.00%	3.00%
Fair value of financial assets	$ 0	$ 0
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt
Disclosure of detailed information about financial instruments [line items]
Notional	422	447
Fair value of financial assets	$ 0
Fair value of financial liabilities		$ (11)
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Rates	0.80%	0.80%
Net investment hedges | Interest rate swaps of AUD BBSW/BBSY debt | Top of range
Disclosure of detailed information about financial instruments [line items]
Rates	160.00%	160.00%